Common Stock (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Common stock, shares authorized	191,500,000	191,500,000		105,000,000
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, voting rights	one vote	one vote
Dividends Payable	$ 0	$ 0		$ 0